Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.4%
5,471	Schwab U.S. TIPS ETF	$342,375	2.0
839	Vanguard S&P 500 ETF	330,902	1.9
1,855	Vanguard Value ETF	251,111	1.5

	Total Exchange-Traded Funds
	(Cost $824,764)	924,388	5.4

MUTUAL FUNDS: 94.6%
	Affiliated Investment Companies: 94.6%
91,012	Voya Global Bond Fund - Class R6	854,600	5.0
276,110	Voya High Yield Bond Fund - Class R6	2,230,971	13.1
306,246	Voya Intermediate Bond Fund - Class R6	3,163,522	18.6
5,228	Voya Large-Cap Growth Fund - Class R6	329,567	1.9
13,630	Voya MidCap Opportunities Portfolio - Class R6	247,256	1.5
11,612	Voya Multi-Manager Emerging Markets Equity Fund - Class I	168,263	1.0
12,021	Voya Multi-Manager International Equity Fund - Class I	166,131	1.0
30,295	Voya Multi-Manager International Factors Fund - Class I	332,942	2.0
21,816	Voya Multi-Manager Mid Cap Value Fund - Class I	249,574	1.5
292,745	Voya Short Term Bond Fund - Class R6	2,915,738	17.1
23,317	Voya U.S. High Dividend Low Volatility Fund - Class R6	335,292	2.0
16,686	Voya U.S. Stock Index Portfolio - Class I	332,224	2.0
236,063	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,658,066	15.6
8,220	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	166,216	1.0
53,541	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,681,185	9.9
2,174	VY® T. Rowe Price Growth Equity Portfolio - Class I	247,042	1.4

	Total Mutual Funds
	(Cost $15,784,644)	16,078,589	94.6

	Total Investments in Securities (Cost $16,609,408)	$17,002,977	100.0
	Liabilities in Excess of Other Assets	(575)	–
	Net Assets	$17,002,402	100.0

(1)	Non-income producing security.

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$924,388	$–	$–	$924,388
Mutual Funds	16,078,589	–	–	16,078,589
Total Investments, at fair value	$17,002,977	$–	$–	$17,002,977

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$804,209	$240,892	$(146,612)	$(43,889)	$854,600	$2,411	$9,185	$-
Voya High Yield Bond Fund - Class R6	2,088,707	559,148	(384,233)	(32,651)	2,230,971	78,824	40,200	-
Voya Intermediate Bond Fund - Class R6	2,635,756	1,345,521	(739,299)	(78,456)	3,163,522	55,494	6,798	-
Voya Large-Cap Growth Fund - Class R6	496,483	175,702	(299,425)	(43,193)	329,567	-	109,757	-
Voya MidCap Opportunities Portfolio - Class R6	168,404	145,994	(40,838)	(26,304)	247,256	-	16,157	31,192
Voya Multi-Manager Emerging Markets Equity Fund - Class I	333,927	247,497	(365,201)	(47,960)	168,263	-	56,706	-
Voya Multi-Manager International Equity Fund - Class I	165,040	37,544	(30,486)	(5,967)	166,131	-	12,845	-
Voya Multi-Manager International Factors Fund - Class I	328,877	68,980	(54,011)	(10,904)	332,942	-	32,644	-
Voya Multi-Manager Mid Cap Value Fund - Class I	165,043	110,316	(46,071)	20,286	249,574	-	6,213	18
Voya Short Term Bond Fund - Class R6	2,702,245	748,416	(512,018)	(22,905)	2,915,738	32,053	17,691	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	447,602	179,117	(281,518)	(9,909)	335,292	4,475	64,445	-
Voya U.S. Stock Index Portfolio - Class I	-	676,188	(340,549)	(3,415)	332,224	-	23,136	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,511,996	1,675,534	(298,793)	(230,671)	2,658,066	39,871	64,019	158,711
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	337,879	101,967	(219,650)	(53,980)	166,216	579	85,557	7,336
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,612,147	543,766	(407,681)	(67,047)	1,681,185	1,241	54,456	189,082
VY® T. Rowe Price Growth Equity Portfolio - Class I	-	287,026	(14,623)	(25,361)	247,042	-	(1,246)	19,595
	$13,798,315	$7,143,608	$(4,181,008)	$(682,326)	$16,078,589	$214,948	$598,563	$405,934

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $16,819,191.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$535,707
Gross Unrealized Depreciation	(351,921)
Net Unrealized Appreciation	$183,786